Nature of operations and reorganization - Major subsidiaries and VIEs (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
RDD
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%	100.00%
HDT
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	65.00%
KTN
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%
Jianpu HK
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%	100.00%
RDD
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
Databook
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	65.00%
Databook HK
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	65.00%
Hangzhou Magnet Technology Co Ltd
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	65.00%